Putnam Investments
                            One Post Office Square
                            Boston, MA 02109

                            January 3, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Putnam Health Sciences Trust (Reg. No. 2-75863) (811-3386)
    (the "Fund") Post-Effective Amendment No. 18 to Registration
    Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 1999.

     Comments or questions concerning this certificate may be directed to Kathy Moynihan at 1-800-225-2465, ext. 11796.

                            Very truly yours,

                            Putnam Health Sciences Trust

                            /s/ Gordon H. Silver

                            By: _______________________________________
                                Gordon H. Silver
                                Vice President


cc:  Will Shields, Esq.